Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Investment properties	$ 586,317	$ 651,965
Shopping Malls [Member]
Statement [Line Items]
Investment properties	185,564	194,328
Offices and other rental properties [Member]
Statement [Line Items]
Investment properties	122,509	150,467
Properties Under Development [Member]
Statement [Line Items]
Investment properties	599	1,850
Leased Out Farmland [Member]
Statement [Line Items]
Investment properties	26,258	29,472
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Investment properties	251,387	275,848
Investment Property [Member]
Statement [Line Items]
Investment properties	$ 586,317	$ 651,965